UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6277

U.S. Treasury Reserves Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2006

ITEM 1.      SCHEDULE OF INVESTMENTS

U.S. TREASURY RESERVES PORTFOLIO

FORM N-Q
MAY 31, 2006

U.S. TREASURY RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

U.S. TREASURY BILLS (a) - 99.8%
$ 8,196,000	4.239%, 6/1/06	$8,196,000
20,000,000	4.537%, 6/1/06	20,000,000
13,048,000	4.566%, 6/1/06	13,048,000
38,467,000	4.549%, 6/8/06	38,422,840
40,000,000	4.583%, 6/8/06	39,964,417
40,000,000	4.588%, 6/8/06	39,964,611
31,586,000	4.627%, 6/8/06	31,557,687
20,000,000	4.522%, 6/15/06	19,965,350
15,000,000	4.580%, 6/15/06	14,971,883
25,000,000	4.635%, 6/15/06	24,954,792
25,000,000	4.667%, 6/15/06	24,955,181
50,000,000	4.682%, 6/15/06	49,909,292
25,000,000	4.690%, 6/15/06	24,954,544
45,000,000	4.732%, 6/15/06	44,917,400
15,000,000	4.830%, 6/15/06	14,973,575
100,000,000	4.874%, 6/15/06	99,824,319
50,000,000	4.667%, 6/22/06	49,864,375
75,000,000	4.672%, 6/22/06	74,796,344
25,000,000	4.589%, 6/29/06	24,911,722
30,000,000	4.602%, 6/29/06	29,893,600
25,000,000	4.322%, 7/6/06	24,897,187
25,000,000	4.574%, 7/13/06	24,866,708
25,000,000	4.623%, 7/13/06	24,868,706
10,000,000	4.624%, 7/20/06	9,938,185
25,000,000	4.738%, 7/20/06	24,840,257
25,000,000	4.432%, 7/27/06	24,831,417
25,000,000	4.606%, 8/3/06	24,802,797
25,000,000	4.579%, 8/10/06	24,782,465
50,000,000	4.754%, 8/10/06	49,543,056
25,000,000	4.655%, 8/17/06	24,748,413
25,000,000	4.762%, 8/17/06	24,756,140
25,000,000	4.652%, 8/24/06	24,734,875
10,000,000	4.807%, 8/24/06	9,889,517
25,000,000	4.678%, 8/31/06	24,711,201
15,000,000	4.710%, 9/7/06	14,812,167
10,274,000	4.797%, 9/7/06	10,142,340
25,000,000	4.719%, 9/14/06	24,663,854
15,000,000	4.848%, 9/14/06	14,791,641
25,000,000	4.758%, 9/21/06	24,637,944
25,000,000	4.730%, 9/28/06	24,618,208
25,000,000	4.762%, 10/5/06	24,593,125
25,000,000	4.772%, 10/12/06	24,569,597
15,000,000	4.835%, 10/19/06	14,724,667
25,000,000	4.866%, 10/26/06	24,515,104
25,000,000	4.914%, 11/2/06	24,487,201
15,000,000	4.915%, 11/9/06	14,678,000
25,000,000	4.927%, 11/16/06	24,438,833
20,000,000	4.920%, 11/24/06	19,530,667
25,000,000	4.951%, 11/30/06	24,389,542

	TOTAL U.S. TREASURY BILLS	1,341,849,746

U.S. TREASURY NOTES - 2.0%
27,000,000	2.375%, 8/31/06	26,911,691

See Notes to Schedule of Investments.

1

U.S. TREASURY RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

	TOTAL INVESTMENTS - 101.8% (Cost - $1,368,761,437#)	1,368,761,437
	Liabilities in Excess of Other Assets - (1.8)%	(24,263,027)

	TOTAL NET ASSETS - 100.0%	$1,344,498,410

(a)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), a management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Treasury Reserves Portfolio

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2006